Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies
Schedule of future minimum lease payments under contractual commitments

Future minimum lease payments under contractual commitments at March 31, 2014 are as follows (in thousands):

Year Ending March 31,
2015	$133,170
2016	93,454
2017	64,209
2018	49,802
2019	29,213
Thereafter	58,182
Total	$428,030

Schedule of commitments outstanding

At March 31, 2014, we had the following such commitments outstanding:

	Volume	Value
	(in thousands)
Natural gas liquids fixed-price purchase commitments (gallons)	31,111	$39,117
Natural gas liquids floating-price purchase commitments (gallons)	522,947	618,293
Natural gas liquids fixed-price sale commitments (gallons)	63,944	77,682
Natural gas liquids floating-price sale commitments (gallons)	272,495	395,095
Crude oil fixed-price purchase commitments (barrels)	4,016	364,557
Crude oil fixed-price sale commitments (barrels)	3,574	324,765